Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	JENSEN PORTFOLIO INC
Central Index Key	0000887215
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013
J Shares, I Shares | The Jensen Portfolio doing business as Jensen Quality Growth Fund | J Shares
Risk/Return:
Trading Symbol	JENSX
J Shares, I Shares | The Jensen Portfolio doing business as Jensen Quality Growth Fund | I Shares
Risk/Return:
Trading Symbol	JENIX
R Shares | The Jensen Portfolio doing business as Jensen Quality Growth Fund | R Shares
Risk/Return:
Trading Symbol	JENRX